Filed Via EDGAR

Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

June 13, 2008

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account J ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor" or "SLNY")
Registration Statement on Form N-6 ("Registration Statement")
File No. 333-136435

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a post-effective amendment to Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account J.  The post-effective amendment is filed for the purpose of creating a prospectus and statement of additional information which uses 2001 CSO and to change the current mortality and expense risk charge.

We do not believe that the enclosed post-effective amendment presents any substantial novel disclosure or regulatory issue.  A courtesy copy of the prospectus, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between the 1980 CSO prospectus version and the Sun Life Insurance and Annuity Company of New York’s 2001 prospectus version as referenced above.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel